Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity Tables [Abstract]
Schedule of share capital	a. Share capital:
	December 31
	2021	2020

Authorized number of shares	50,000,000	50,000,000
Issued and outstanding number of shares	27,272,818	27,236,752